CHANGES IN EQUITY (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Beginning balance, value	R$ 99,580.5	R$ 80,143.8	R$ 83,327.8
Fiscal incentive reserve
Investments reserve	(0.1)	0.1
Ending balance, value	88,774.8	99,580.5	80,143.8
Net Income Reserves Investment Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	36,125.2	25,786.1	22,055.9
Fiscal incentive reserve	(144.6)
Investments reserve	6,854.9	10,339.1	3,730.2
Dividends	(2,297.2)
Interest on capital	(4,200.8)
Ending balance, value	36,337.5	36,125.2	25,786.1
Net Income Reserves Legal Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	4.5	4.5	4.5
Fiscal incentive reserve
Investments reserve
Dividends
Interest on capital
Ending balance, value	4.5	4.5	4.5
Net Income Reserves Fiscal Incentive [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	17,507.4	17,399.3	14,846.6
Fiscal incentive reserve	372.8	108.1	2,552.7
Investments reserve
Dividends
Interest on capital
Ending balance, value	17,880.2	17,507.4	17,399.3
Net Income Reserve [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, value	53,637.1	43,189.9	36,907.0
Fiscal incentive reserve	228.2	108.1	2,552.7
Investments reserve	6,854.9	10,339.1	3,730.2
Dividends	(2,297.2)
Interest on capital	(4,200.8)
Ending balance, value	R$ 54,222.2	R$ 53,637.1	R$ 43,189.9